Summary of Significant Accounting Policies - Convenience translation (Details)	Dec. 31, 2024
United States of America, Dollars
Convenience translation rate (USD to RMB)	1
China, Yuan Renminbi
Convenience translation rate (USD to RMB)	7.2993